Share based payments - Warrants issued and outstanding (Details)		12 Months Ended
	Nov. 15, 2022 $ / shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares
Weighted average exercise price
Balance at the end (in dollars per share) | $ / shares	$ 3.78
Number of shares issued or issuable on exercise
Balance at the beginning (in shares)		3,464,177	3,464,177	1,274,785	1,274,785
Exercised warrants (in shares)				210,545	210,545	1,569,215
Expired warrants (in shares)		83,213	83,213
Balance at the end (in shares)		33,724,658	33,724,658	3,464,177	3,464,177	1,274,785
Canadian denominated warrants
Weighted average exercise price
Balance at the beginning (in dollars per share) | $ / shares			$ 8.66		$ 7.53	$ 3.96
Exercised warrants (in dollars per share) | $ / shares					3.78
Expired warrants (in dollars per share) | $ / shares			8.66		3.78
Issuance of warrants (in dollars per share) | $ / shares			1.71
Balance at the end (in dollars per share) | $ / shares			$ 1.71		$ 8.66	$ 7.53
Number of shares issued or issuable on exercise
Balance at the beginning (in shares)		981,027	981,027	1,274,785	1,274,785	1,885,195
Exercised warrants (in shares)				(210,545)	(210,545)
Expired warrants (in shares)		(981,027)	(981,027)	(83,213)	(83,213)
Issuance of warrants (in shares)		20,445,454	20,445,454
Balance at the end (in shares)		20,445,454	20,445,454	981,027	981,027	1,274,785
United States Dollar denominated warrants
Weighted average exercise price
Balance at the beginning (in dollars per share) | $ / shares		$ 3.10
Issuance of warrants (in dollars per share) | $ / shares		2.48		$ 3.10
Balance at the end (in dollars per share) | $ / shares		$ 2.60		$ 3.10
Number of shares issued or issuable on exercise
Balance at the beginning (in shares)		2,483,150	2,483,150
Issuance of warrants (in shares)		10,796,054	10,796,054	2,483,150	2,483,150
Balance at the end (in shares)		13,279,204	13,279,204	2,483,150	2,483,150
Weighted average exercise price 9.00 | Canadian denominated warrants
Weighted average exercise price
Issuance of warrants (in dollars per share) | $ / shares						$ 9.00
Number of shares issued or issuable on exercise
Issuance of warrants (in shares)						875,917
Weighted average exercise price 5.58 | Canadian denominated warrants
Weighted average exercise price
Issuance of warrants (in dollars per share) | $ / shares						$ 5.58
Number of shares issued or issuable on exercise
Issuance of warrants (in shares)						105,110
Weighted average exercise price 4.86 | Canadian denominated warrants
Weighted average exercise price
Exercised warrants (in dollars per share) | $ / shares						$ 4.86
Number of shares issued or issuable on exercise
Exercised warrants (in shares)						(308,230)
Weighted average exercise price 3.78 | Canadian denominated warrants
Weighted average exercise price
Exercised warrants (in dollars per share) | $ / shares						$ 3.78
Number of shares issued or issuable on exercise
Exercised warrants (in shares)						(818,971)
Weighted average exercise prices 3.78 | Canadian denominated warrants
Weighted average exercise price
Exercised warrants (in dollars per share) | $ / shares						$ 3.78
Number of shares issued or issuable on exercise
Exercised warrants (in shares)						(442,014)
Weighted average exercise price 1.08 | Canadian denominated warrants
Weighted average exercise price
Expired warrants (in dollars per share) | $ / shares						$ 1.08
Number of shares issued or issuable on exercise
Expired warrants (in shares)						(11,111)
Weighted average exercise price 4.86 | Canadian denominated warrants
Weighted average exercise price
Expired warrants (in dollars per share) | $ / shares						$ 4.86
Number of shares issued or issuable on exercise
Expired warrants (in shares)						(11,111)